SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Structured payment arrangement - Reverse factoring arrangements (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2025 CNY (¥)	Sep. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual interest rate			4.35%	4.35%
Reverse factoring arrangement, term	11 months	9 months
Reverse factoring arrangement, maximum principal amount	¥ 30,000	¥ 90,000
The outstanding confirmed amount at the beginning of the year			¥ 0
The amount of obligation confirmed during the year			53,463	$ 7,645	¥ 710,954	¥ 1,451,352
The outstanding confirmed amount at the end of the year			19,800		0
Factoring program
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual interest rate						10.50%	9.00%	8.50%
The outstanding confirmed amount at the beginning of the year					98,109
The amount of obligation confirmed during the year			19,800		147,857
The amount of obligation paid during the year					¥ (245,966)
The outstanding confirmed amount at the end of the year			¥ 19,800			¥ 98,109